Other Income and Expenses, Net - Summary of Other Income and Expenses, Net (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income and expenses net [line items]
Percentage of gains	70.00%
Impairment of accounts receivable	S/ 4,900	S/ 65,076	S/ 19,109
Promotora Larcomar S.A. [member]
Disclosure of other income and expenses net [line items]
Impairment of accounts receivable	276,000
Provision for impairment on work in progress	18,000
Civil reparation [member]
Disclosure of other income and expenses net [line items]
Increase in provision	S/ 69,000